INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2017	December 31, 2016
Finished goods	$256,185	$218,128
Raw materials and supplies	3,724,058	4,988,001
	$3,980,243	$5,206,129